Cover	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	TENNANT COMPANY
Entity Incorporation, State or Country Code	MN
Entity File Number	1-16191
Entity Tax Identification Number	41-0572550
Entity Address, Address Line One	701 North Lilac Drive
Entity Address, Address Line Two	P.O. Box 1452
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	763
Local Phone Number	540-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.375 per share
Trading Symbol	TNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000097134
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Address Line One	701 North Lilac Drive
Entity Address, Address Line Two	P.O. Box 1452
Entity Address, Postal Zip Code	55344
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	10400 Clean Street
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Addresses [Line Items]
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Address Line One	10400 Clean Street
Former Address [Member]
Cover [Abstract]
Entity Address, Postal Zip Code	55440
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	55440